Restructuring and Relocation - Restructuring (Details)	2 Months Ended	3 Months Ended								12 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended										3 Months Ended
	Feb. 27, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Restructuring position	Dec. 31, 2012 Restructuring USD ($)	Dec. 31, 2013 Restructuring USD ($)	Dec. 31, 2014 Restructuring Severance USD ($)	Dec. 31, 2013 Restructuring Severance USD ($)	Dec. 31, 2012 Restructuring Severance USD ($)	Dec. 31, 2014 European USD ($)		Dec. 31, 2013 European USD ($)		Dec. 31, 2012 European USD ($)		Dec. 31, 2013 Healthy snacking products Non-core business European Restructuring USD ($)	Dec. 31, 2013 Healthy snacking products Non-core business European Restructuring EUR (€)
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated due to restructuring													300
Severance	$ 7,000,000											$ 11,000,000
Goodwill, impairment loss related to restructuring												2,000,000			2,000,000
Proceeds from Divestiture of Businesses																									4,000,000	3,000,000
Restructuring Reserve Roll Forward
Beginning balance																1,850,000	7,000,000	0
Severance expense										460,000	480,000	35,429,000		18,000,000			(33,000)	10,591,000
Amounts paid																(1,850,000)	(5,117,000)	(3,591,000)
Ending balance																0	1,850,000	7,000,000
Gain (Loss) on Disposition of Business																									1,000,000
Net sales		$ 763,836,000	$ 738,551,000	$ 825,847,000	$ 761,990,000	$ 747,997,000	$ 723,062,000	$ 812,171,000	$ 774,252,000	$ 3,090,224,000	$ 3,057,482,000	$ 3,078,337,000							$ 856,129,000	[1]	$ 872,478,000	[1]	$ 954,190,000	[1]	$ 12,000,000

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.